Summary of Significant Accounting Policies - Additional Information (Details 2)	12 Months Ended	15 Months Ended	21 Months Ended
	Dec. 31, 2014	Dec. 31, 2014 segment	Oct. 01, 2013 segment
Description of Business
Number or reportable segments		1	2
Fiscal Calendar
Fiscal quarter, number of weeks	91 days
Cash and Cash Equivalents
Maturity period of highly liquid investments	3 months